UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07729

Hansberger Institutional Series

(Exact name of registrant as specified in charter)

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

J. Christopher Jackson

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Registrant’s telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

International Value Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 97.2% of Total Net Assets

	Australia - 1.4%
215,011	Westpac Banking Corp.	$3,636,389

	Brazil - 3.2%
67,500	Companhia Energetica de Minas Gerais ADR	2,649,375
172,000	Companhia Vale Do Rio Doce Sponsored ADR	3,183,720
32,562	Petroleo Brasileiro S.A. ADR	2,729,672

		8,562,767

	Canada - 2.6%
62,700	Alcan, Inc.	2,499,849
230,107	Celestica, Inc. (a)	2,471,349
48,649	IGM Financial, Inc.	2,047,806

		7,019,004

	China - 2.7%
884,000	Cosco Pacific Ltd.	1,765,655
7,931,024	Denway Motors Ltd.	2,878,537
3,650,000	Yanzhou Coal Mining Co. Ltd., Class H	2,495,223

		7,139,415

	Finland - 1.2%
157,700	Nokia Oyj	3,106,503

	France - 15.2%
97,249	Axa S.A.	3,583,528
38,370	BNP Paribas	4,123,452
93,150	Carrefour S.A.	5,878,656
102,716	Credit Agricole S.A.	4,503,635
170,600	France Telecom S.A.	3,923,719
23,642	Schneider Electric S.A.	2,632,989
238,400	STMicroelectronics N.V.	4,120,349
77,579	Suez S.A.	3,408,659
63,788	Total S.A.	4,183,871
117,000	Vivendi Universal S.A.	4,213,670

		40,572,528

	Germany - 2.9%
48,148	Adidas AG	2,262,794
74,259	Commerzbank AG	2,495,771
24,895	E.ON AG	2,952,278

		7,710,843

	Greece - 1.0%
89,430	Folli-Follie S.A. (Registered)	2,595,672

	Hong Kong - 1.3%
4,082,100	Johnson Electric Holdings Ltd.	3,566,052

	India - 0.8%
111,195	Patni Computer Systems Ltd. Sponsored ADR	2,119,377

	Indonesia - 0.5%
5,504,500	PT Bank Mandiri Tbk	1,384,497

	Israel - 0.8%
119,500	Check Point Software Technologies Ltd. (a)	2,276,475

	Italy - 4.5%
144,291	Eni S.p.A.	4,287,369
176,874	Saipem S.p.A.	3,845,509
463,600	UniCredito Italiano S.p.A.	3,847,379

		11,980,257

	Japan - 19.8%
292,000	Ajinomoto Co., Inc.	3,145,022
332,000	Bank of Yokohama (The), Ltd.	2,619,351
80,850	Canon, Inc.	4,225,171
166,000	Chugoku Bank (The), Ltd.	2,335,031
739,000	Isuzu Motors Ltd.	2,424,736
472,000	Joyo Bank	2,800,929
155,700	JS Group Corp.	3,259,443
538	KDDI Corp.	3,358,446
131,000	Marui Co. Ltd.	1,922,821
66,000	Millea Holdings, Inc. (b)	2,403,657
22,900	Nintendo Co. Ltd.	4,721,745
263,800	Nissan Motor Co., Ltd.	2,953,765
161,600	Nomura Holdings, Inc.	2,845,004
22,000	Onward Kashiyama Co. Ltd.	313,248
737,000	Osaka Gas Co., Ltd.	2,571,739
171,000	Shionogi & Co., Ltd.	3,144,538
189,000	Sumitomo Corp.	2,363,128
284,000	Sumitomo Trust & Banking Co., Ltd.	2,978,853
41,100	Takeda Pharmaceutical Co., Ltd.	2,568,100

		52,954,727

	Korea - 1.2%
4,556	Samsung Electronics Co., Ltd.	3,194,067

	Mexico - 1.8%
88,200	Cemex S.A de C.V Sponsored ADR (a)	2,653,056
21,300	Fomento Economico Mexicano SA de CV Sponsored ADR	2,064,822

		4,717,878

	Netherlands - 3.4%
95,989	ABN AMRO Holding N.V.	2,798,855
93,872	ING Groep N.V.	4,125,337
50,400	Koninklijke Numico N.V.	2,268,996

		9,193,188

	Norway - 1.0%
182,500	Norske Skogsindustrier ASA	2,741,014

	Russia - 1.6%
106,143	Evraz Group SA GDR 144A	2,499,668
23,085	LUKOIL ADR	1,742,917

		4,242,585

	Singapore - 1.5%
342,600	DBS Group Holdings Ltd.	4,135,502

	South Africa - 0.8%
66,800	Sasol Ltd.	2,195,608

	Spain - 1.3%
225,642	Banco Santander Central Hispano S.A.	3,563,461

	Sweden - 1.1%
234,600	Eniro AB	2,881,648

	Switzerland - 6.1%
40,700	CIBA Specialty Chemicals	2,455,368
61,872	Credit Suisse Group	3,577,804
49,300	Lonza Group AG (Registered)	3,412,418
9,829	Nestle S.A. (Registered)	3,424,894
56,618	Novartis AG (Registered)	3,303,275

		16,173,759

	Taiwan - 1.0%
1,437,546	Taiwan Semiconductor Manufacturing Co., Ltd.	2,594,564

	United Kingdom - 18.5%
55,800	AstraZeneca plc	3,485,181
133,800	BHP Billiton plc	2,305,526
348,000	British Sky Broadcasting plc	3,553,429
505,183	Cattles plc	3,593,175
119,082	GlaxoSmithKline plc	3,166,977
159,110	HBOS plc	3,146,229
183,375	HSBC Holdings plc	3,347,171
613,239	Kingfisher plc	2,817,240
434,400	Man Group plc	3,643,177
932,697	Old Mutual plc	2,923,486
472,800	Reuters Group plc	3,839,749
79,673	Royal Bank of Scotland Group plc	2,741,398
1,034,025	Signet Group plc	2,151,372
488,700	Smith & Nephew plc	4,479,944
1,878,776	Vodafone Group plc	4,291,480

		49,485,534

	Total - Common Stocks
	(Cost $210,272,954)	259,743,314

Principal Amount
	Short-Term Investment - 1.9%

$4,935,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/29/06 at 2.500%, to be repurchased at $4,936,028 on 10/2/06, collateralized by $5,055,000 U.S. Treasury Note, 4.000%, due 6/15/09 with a value of $5,034,578 (Cost $4,935,000)	4,935,000

	TOTAL INVESTMENTS - 99.1% (Cost $215,207,954)	264,678,314
	Other Assets and Liabilities (Net) — 0.9%	2,474,990

	NET ASSETS — 100%	$267,153,304

(a)	Non-income producing security.
(b)	Fair-valued security as of September 30, 2006 (see Notes to Portfolio of Investments, Note 1). As of September 30, 2006, this security represents $2,403,657, 0.9% of net assets.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At September 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $2,499,668, 0.9% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At September 30, 2006, sector diversification of the International Value Fund was as follows:

	% of Net Assets	Market Value
Financials	29.7%	$79,200,878
Consumer Discretionary	13.0%	34,808,682
Information Technology	10.8%	28,829,599
Materials	8.1%	21,750,618
Energy	8.0%	21,480,170
Health Care	7.6%	20,148,015
Consumer Staples	6.3%	16,782,389
Industrials	5.1%	13,587,267
Utilities	4.3%	11,582,051
Telecommunication Services	4.3%	11,573,645
Short-Term Investment	1.9%	4,935,000

Total Investments	99.1%	264,678,314
Other Assets and Liabilities (Net)	0.9%	2,474,990

Net Assets	100.0%	$267,153,304

The accompanying notes are an integral part of the portfolio of investments.

Emerging Markets Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 95.2% of Total Net Assets

	Argentina - 1.1%
146,200	Banco Macro Bansud S.A. Sponsored ADR	$3,128,680

	Brazil - 9.8%
107,800	Banco Bradesco S.A.	3,406,089
90,425,000	Companhia Energetica de Minas Gerais	3,085,837
409,500	Companhia Vale do Rio Doce S.A. ADR	7,579,845
1,471,300	Marcopolo S.A PFD (a)	2,835,279
82,800	Petroleo Brasileiro S.A. ADR	6,941,124
339,100	TeleNorte Leste Participacoes S.A. ADR	4,649,061
16,600	Totvs SA (a)	313,020

		28,810,255

	Chile - 1.3%
5,967,877	Madeco S.A. (a)	593,888
325,548	Madeco S.A. ADR (a)	3,167,582

		3,761,470

	China - 11.9%
9,071,000	Bank Of China Ltd., Class H (a)	3,900,554
622,100	China Mobile (Hong Kong) Ltd.	4,401,385
7,366,000	China Petroleum & Chemical Corp.	4,546,937
2,636,000	Cosco Pacific Limited	5,265,008
8,370,400	Denway Motors Ltd.	3,038,007
3,064,000	Lianhua Supermarkets Holdings Ltd., Class H	3,535,610
2,580,000	Weichai Power Co., Ltd., Class H	6,065,820
6,336,000	Yanzhou Coal Mining Co. Ltd., Class H	4,331,433

		35,084,754

	Egypt - 1.0%
109,400	Egyptian Company for Mobile Services (Mobinil)	3,092,549

	Hungary - 1.1%
15,300	Gedeon Richtor Rt.	3,163,241

	India - 7.8%
526,673	Corporation Bank	4,755,516
165,047	Hero Honda Motors Ltd.	2,790,659
237,226	Mahindra & Mahindra, Ltd	3,525,018
122,442	Oil & Natural Gas Corp., Ltd.	3,113,729
275,742	Patni Computer Systems Ltd. Sponsored ADR	5,255,642
315,134	Punjab National Bank Ltd.	3,608,850

		23,049,414

	Indonesia - 3.8%
11,006,000	PT Bank Mandiri Tbk	2,768,239
45,519,500	PT Bank Niaga Tbk	3,646,992
7,216,500	PT United Tractors Tbk	4,721,286

		11,136,517

	Israel - 1.1%
99,300	Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,385,137

	Korea - 12.6%
11,714	Amorepacific Corp. (a)	5,446,933
41,755	Hyundai Motor Co., Ltd.	3,571,069
60,856	Kookmin Bank ADR	4,748,594
1	Pacific Corp.	137
16,900	POSCO	4,399,628
17,528	Samsung Electronics Co., Ltd.	12,288,324
13,174	Shinsegae Co., Ltd	6,819,006

		37,273,691

	Malaysia - 0.7%
849,200	Maxis Communications Bhd	2,048,747

	Mexico - 5.8%
114,988	Cemex S.A. de C.V. ADR (a)	3,458,839
48,492	Fomento Economico Mexicano SA de CV Sponsored ADR	4,700,815
286,200	Grupo Televisa S.A. ADR	6,084,612
830,000	Wal-Mart De Mexico Series V	2,823,540

		17,067,806

	Russia - 11.9%
214,203	Evraz Group SA GDR 144A	5,044,481
85,300	LUKOIL ADR	6,440,150
43,000	MMC Norilsk Nickel ADR	5,590,000
87,500	Mobile Telesystems ADR	3,304,875
205,000	OAO Gazprom Sponsored ADR	8,901,203
54,800	Polyus Gold ADR (a)	2,405,720
37,450	Surgutneftegaz ADR	3,258,150

		34,944,579

	South Africa - 8.1%
16,540	Impala Platinum Holdings Ltd.	2,721,692
482,767	Massmart	3,523,504
557,228	MTN Group Ltd.	4,497,146
2,171,800	Network Healthcare Holdings Ltd. (a)	3,453,768
96,100	Sasol Ltd.	3,158,651
395,300	Standard Bank Group Ltd.	3,940,564
153,800	Telkom S.A. Ltd.	2,651,077

		23,946,402

	Taiwan - 10.3%
2,857,205	Asustek Computer, Inc.	6,709,225
3,977,800	Chi Mei Optoelectrics Corp.	4,394,976
9,488,544	Chinatrust Financial Holding Co., Ltd.	7,067,217
1,244,892	President Chain Store Corp.	2,683,597
5,273,277	Taiwan Semiconductor Manufacturing Co., Ltd.	9,517,508

		30,372,523

	Thailand - 3.6%
1,123,500	Advanced Info Service Public Co., Ltd.	2,684,911
1,277,200	Bangkok Bank Public Co., Ltd.	3,728,171
21,725,900	Land & Houses Public Co., Ltd.	4,297,610

		10,710,692

	Turkey - 2.3%
470,711	Akbank A.S.	2,399,331
364,350	Arcelik A.S.	2,260,943
292,135	Enka Insaat ve Sanayi A.S.	2,134,875

		6,795,149

	United Kingdom - 1.0%
157,276	HSBC Holdings plc	2,870,782

	Total — Common Stocks (Cost $220,680,509)	280,642,388

Principal Amount
	Short-Term Investment - 4.6%

$13,572,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/29/06 at 2.500%, to be repurchased at $13,574,828 on 10/2/06, collateralized by $14,235,000 U.S. Treasury Note, 3.125%, due 9/15/08 with a value of $13,843,538 (Cost $13,572,000)	13,572,000

	TOTAL INVESTMENTS - 99.8% (Cost $234,252,509)	294,214,388
	Other Assets and Liabilities (Net) — 0.2%	446,020

	NET ASSETS — 100%	$294,660,408

(a)	Non-income producing security.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At September 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $5,044,481, 1.7% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PFD	Preferred Shares

At September 30, 2006, sector diversification of the Emerging Markets Fund was as follows:

	% of Net Assets	Market Value
Financials	17.0%	$49,969,579
Energy	13.8%	40,691,378
Information Technology	13.1%	38,478,695
Materials	10.5%	31,200,205
Consumer Staples	10.0%	29,533,141
Telecommunication Services	9.3%	27,329,751
Consumer Discretionary	8.7%	25,567,918
Industrials	8.4%	24,783,738
Short-Term Investment	4.6%	13,572,000
Health Care	3.4%	10,002,146
Utilities	1.0%	3,085,837

Total Investments	99.8%	294,214,388
Other Assets and Liabilities (Net)	0.2%	446,020

Net Assets	100.0%	$294,660,408

The accompanying notes are an integral part of the portfolio of investments.

International Growth Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 99.2% of Total Net Assets

	Australia - 2.6%
886,285	Computershare Ltd.	$5,086,617
260,983	Woodside Petroleum Ltd.	7,629,746

		12,716,363

	Austria - 1.3%
101,886	Erste Bank der oesterreichischen Sparkassen AG	6,338,600

	Belgium - 1.2%
106,175	InBev NV	5,848,080

	Brazil - 1.0%
101,500	Aracruz Celulose S.A. ADR	5,051,655

	Canada - 4.1%
129,184	Cameco Corp.	4,724,259
282,100	Manulife Financial Corp.	9,100,546
85,721	Suncor Energy, Inc.	6,176,198

		20,001,003

	China - 1.4%
11,028,000	China Petrolium & Chemical Corp., Class H	6,807,443

	Denmark - 1.4%
261,100	Vestas Wind Systems A/S (a)	6,955,314

	Finland - 1.3%
343,370	Nokian Renkaat Oyj	6,170,463

	France - 7.1%
49,210	Essilor International S.A.	5,036,645
50,352	LVMH Moet Hennessy Louis Vuitton S.A	5,178,535
66,700	Schneider Electric S.A.	7,428,322
125,811	Technip S.A.	7,168,923
150,800	Total S.A. ADR	9,943,752

		34,756,177

	Germany - 7.2%
121,200	Adidas AG	5,695,994
31,040	Allianz AG	5,359,983
63,152	RWE AG	5,817,391
110,800	SAP AG ADR	5,484,600
82,641	Siemens AG (Registered)	7,190,738
45,516	Wacker Chemie AG (a)	5,342,806

		34,891,512

	Hong Kong - 3.4%
1,096,000	Esprit Holdings Ltd.	9,931,462
2,174,000	Foxconn International Holdings Ltd. (a)	6,714,666

		16,646,128

	India - 2.5%
91,100	HDFC Bank Ltd. ADR	5,561,655
139,200	Infosys Technologies Ltd. ADR	6,644,016

		12,205,671

	Ireland - 1.1%
329,814	Anglo Irish Bank Corp. plc	5,420,218

	Israel - 1.5%
206,300	Teva Pharmaceutical Industries Ltd. ADR	7,032,767

	Italy - 3.5%
249,200	Saipem S.p.A.	5,417,986
1,406,371	UniCredito Italiano S.p.A.	11,671,359

		17,089,345

	Japan - 16.0%
270,800	Denso Corp.	9,533,095
121,600	Ibiden Co. Ltd.	6,427,390
100,900	Nidec Corp.	7,610,743
98,300	Nitto Denko Corp.	5,823,309
44,730	Orix Corp.	12,358,633
472,000	Sharp Corp.	8,100,030
53,300	SMC Corp.	7,060,434
754	Sumitomo Mitsui Financial Group, Inc.	7,917,649
303,100	THK Co. Ltd.	7,173,702
106,500	Toyota Motor Corp.	5,795,379

		77,800,364

	Korea - 2.3%
63,900	Kookmin Bank ADR	4,986,117
17,955	Samsung Electronics Co., Ltd. GDR, 144A	6,302,205

		11,288,322

	Mexico - 1.2%
165,861	Wal Mart De Mexico S.A. de C.V. ADR	5,639,921

	Netherlands - 1.1%
156,600	Koninklijke (Royal) Philips Electronics NV	5,482,566

	Singapore - 2.6%
489,000	DBS Group Holdings Ltd.	5,902,687
698,000	Keppel Corp. Ltd.	6,487,400

		12,390,087

	Spain - 6.4%
531,200	Banco Bilbao Vizcaya Argentaria S.A.	12,284,053
372,923	Banco Santander Central Hispano S.A.	5,889,402
757,168	Telefonica S.A.	13,107,342

		31,280,797

	Switzerland - 11.8%
90,147	Credit Suisse Group	5,212,832
93,720	Holcim Ltd. (Registered)	7,654,106
16,925	Nestle S.A. (Registered)	5,897,480
200,648	Novartis AG (Registered)	11,706,446
52,040	Roche Holding AG	8,990,797
53,432	Syngenta AG (Registered) (a)	8,056,662
42,361	Synthes, Inc.	4,704,813
89,800	UBS AG	5,367,943

		57,591,079

	Taiwan - 1.1%
544,564	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,227,814

	United Kingdom - 16.1%
3,446,470	ARM Holdings plc	7,577,894
692,398	Barclays plc	8,731,577
357,400	BHP Billiton plc	6,158,408
849,424	British Sky Broadcasting plc	8,673,471
131,444	Carnival plc	6,283,300
2,494,576	Hays plc	6,749,869
315,696	HBOS plc	6,242,549
750,832	Prudential plc	9,304,003
142,820	Reckitt Benckiser plc	5,916,584
616,370	Smith & Nephew plc	5,650,303
1,049,866	Tesco plc	7,074,317

		78,362,275

	Total — Common Stocks (Cost $447,819,184)	482,993,964

Principal Amount
	Short-Term Investment - 0.7%

$3,352,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/29/06 at 2.500%, to be repurchased at $3,352,698 on 10/2/06, collateralized by $3,435,000 U.S. Treasury Note, 4.000%, due 6/15/09 with a value of $3,421,123 (Cost $3,352,000)	3,352,000

	TOTAL INVESTMENTS - 99.9% (Cost $451,171,184)	486,345,964
	Other Assets and Liabilities (Net) — 0.1%	620,970

	NET ASSETS — 100%	$486,966,934

(a)	Non-income producing security.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At September 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $6,302,205, 1.3% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At September 30, 2006, sector diversification of the International Growth Fund was as follows:

	% of Net Assets	Market Value
Financials	26.3%	$127,649,806
Consumer Discretionary	14.5%	70,844,294
Information Technology	11.7%	57,075,946
Industrials	10.1%	49,045,779
Energy	9.8%	47,868,306
Health Care	8.9%	43,121,771
Materials	7.8%	38,086,947
Consumer Staples	6.2%	30,376,381
Telecommunication Services	2.7%	13,107,342
Utilities	1.2%	5,817,392
Short-Term Investment	0.7%	3,352,000

Total Investments	99.9%	486,345,964
Other Assets and Liabilities (Net)	0.1%	620,970

Net Assets	100.0%	$486,966,934

The accompanying notes are an integral part of the portfolio of investments.

International Core Fund

Portfolio of Investments

September 30, 2006 (Unaudited)

Shares		Value (Note A1)
	Common Stocks - 98.1% of Total Net Assets

	Australia - 2.0%
53,244	Computershare Ltd.	$305,581
23,615	Westpac Banking Corp.	399,391
15,173	Woodside Petroleum Ltd.	443,577

		1,148,549

	Austria - 0.6%
6,053	Erste Bank der oesterreichischen Sparkassen AG	376,573

	Belgium - 0.6%
6,418	InBev NV	353,501

	Brazil - 2.1%
6,100	Aracruz Celulose S.A. ADR	303,597
7,000	Companhia Energetica de Minas Gerais ADR	274,750
17,400	Companhia Vale Do Rio Doce Sponsored ADR	322,074
3,600	Petroleo Brasileiro S.A. ADR	301,788

		1,202,209

	Canada - 3.3%
5,200	Alcan, Inc.	207,324
7,853	Cameco Corp	287,184
25,826	Celestica, Inc. (a)	277,371
5,368	IGM Financial, Inc.	225,958
16,900	Manulife Financial Corp.	545,194
5,127	Suncor Energy, Inc.	369,401

		1,912,432

	China - 1.9%
662,000	China Petrolium & Chemical Corp., Class H	408,644
100,000	Cosco Pacific Ltd.	199,735
692,000	Denway Motors Ltd.	251,159
378,000	Yanzhou Coal Mining Co. Ltd., Class H	258,410

		1,117,948

	Denmark - 0.7%
15,800	Vestas Wind Systems A/S (a)	420,888

	Finland - 1.2%
15,600	Nokia Oyj ADR	307,164
20,710	Nokian Renkaat Oyj	372,165

		679,329

	France - 10.9%
9,700	Axa S.A.	357,435
3,296	BNP Paribas	354,206
10,264	Carrefour S.A.	647,757
11,392	Credit Agricole S.A.	499,488
2,906	Essilor International S.A.	297,429
19,100	France Telecom S.A.	439,291
2,983	LVMH Moet Hennessy Louis Vuitton S.A	306,792
6,800	Schneider Electric S.A.	757,310
26,566	STMicroelectronics N.V.	459,149
7,245	Suez S.A.	318,330
7,509	Technip S.A.	427,876
15,700	Total S.A. ADR	1,035,258
12,980	Vivendi Universal S.A.	467,465

		6,367,786

	Germany - 4.9%
12,900	Adidas AG	606,257
1,844	Allianz AG	318,422
8,142	Commerzbank AG	273,644
2,100	E.ON AG	249,037
3,791	RWE AG	349,217
6,600	SAP AG ADR	326,700
4,908	Siemens AG (Registered)	427,054
2,753	Wacker Chemie AG (a)	323,155

		2,873,486

	Greece - 0.5%
10,036	Folli-Follie S.A. (Registered)	291,291

	Hong Kong - 2.4%
65,000	Esprit Holdings Ltd.	589,001
131,000	Foxconn International Holdings Ltd. (a)	404,609
453,500	Johnson Electric Holdings Ltd.	396,170

		1,389,780

	India - 1.7%
5,600	HDFC Bank Ltd. ADR	341,880
8,500	Infosys Technologies Ltd. ADR	405,705
14,372	Patni Computer Systems Ltd. Sponsored ADR	273,930

		1,021,515

	Indonesia - 0.2%
456,000	PT Bank Mandiri Tbk	114,694

	Ireland - 0.6%
19,853	Anglo Irish Bank Corp. plc	326,268

	Israel - 1.2%
13,300	Check Point Software Technologies Ltd. (a)	253,365
12,400	Teva Pharmaceutical Industries Ltd. ADR	422,716

		676,081

	Italy - 4.0%
15,300	Eni S.p.A.	454,614
34,585	Saipem S.p.A.	751,931
135,364	UniCredito Italiano S.p.A.	1,123,375

		2,329,920

	Japan - 18.0%
32,000	Ajinomoto Co., Inc.	344,660
39,000	Bank of Yokohama (The), Ltd.	307,695
8,900	Canon, Inc.	465,109
16,000	Chugoku Bank (The), Ltd.	225,063
16,400	Denso Corp.	577,337
7,400	Ibiden Co. Ltd.	391,141
81,000	Isuzu Motors Ltd.	265,770
47,000	Joyo Bank	278,906
16,100	JS Group Corp.	337,039
59	KDDI Corp.	368,305
19,500	Marui Co., Ltd.	286,221
7,500	Millea Holdings, Inc.(b)	273,143
6,100	Nidec Corp.	460,114
2,500	Nintendo Co. Ltd.	515,474
29,400	Nissan Motor Co., Ltd.	329,191
5,800	Nitto Denko Corp.	343,593
17,000	Nomura Holdings, Inc.	299,289
2,000	Onward Kashiyama Co., Ltd.	28,477
2,710	Orix Corp.	748,757
82,000	Osaka Gas Co., Ltd.	286,137
28,000	Sharp Corp.	480,510
19,000	Shionogi & Co., Ltd.	349,393
3,300	SMC Corp.	437,138
21,500	Sumitomo Corp.	268,821
46	Sumitomo Mitsui Financial Group, Inc.	483,040
31,000	Sumitomo Trust & Banking Co., Ltd.	325,156
4,600	Takeda Pharmaceutical Co., Ltd.	287,427
18,300	THK Co. Ltd.	433,120
6,400	Toyota Motor Corp.	348,267

		10,544,293

	Korea - 1.9%
3,800	Kookmin Bank ADR	296,514
2,287	Samsung Electronics Co., Ltd. GDR, 144A	802,737

		1,099,251

	Mexico - 1.5%
9,700	Cemex S.A de C.V Sponsored ADR (a)	291,776
2,400	Fomento Economico Mexicano SA de CV Sponsored ADR	232,656
9,904	Wal Mart De Mexico S.A. de C.V. ADR	336,775

		861,207

	Netherlands - 2.3%
10,189	ABN AMRO Holding N.V.	297,092
10,500	ING Groep N.V.	461,437
9,300	Koninklijke (Royal) Philips Electronics NV	325,593
6,400	Koninklijke Numico NV	288,126

		1,372,248

	Norway - 0.4%
15,600	Norske Skogsindustrier	234,300

	Russia - 0.8%
11,714	Evraz Group S.A. GDR, 144A	275,865
2,500	LUKOIL ADR	188,750

		464,615

	Singapore - 2.0%
66,000	DBS Group Holdings Ltd.	796,682
42,000	Keppel Corp. Ltd.	390,359

		1,187,041

	South Africa - 0.4%
7,300	Sasol Ltd.	239,939

	Spain - 3.9%
31,500	Banco Bilbao Vizcaya Argentaria S.A.	728,441
47,322	Banco Santander Central Hispano S.A.	747,334
45,844	Telefonica S.A.	793,606

		2,269,381

	Sweden - 0.5%
25,800	Eniro AB	316,908

	Switzerland - 8.9%
4,580	CIBA Specialty Chemicals	276,304
11,762	Credit Suisse Group	680,148
5,610	Holcim Ltd. (Registered)	458,168
5,210	Lonza Group AG (Registered)	360,623
2,096	Nestle S.A. (Registered)	730,347
18,463	Novartis AG (Registered)	1,077,190
3,150	Roche Holding AG	544,216
3,175	Syngenta AG (a)	478,738
2,570	Synthes, Inc.	285,436
5,290	UBS AG	316,219

		5,207,389

	Taiwan - 1.0%
64,242	Taiwan Semiconductor Manufacturing Co., Ltd.	616,723

	United Kingdom - 17.7%
204,731	ARM Holdings plc	450,150
6,200	AstraZeneca plc	387,242
41,700	Barclays plc	525,863
36,700	BHP Billiton plc	632,383
88,623	British Sky Broadcasting plc	904,930
7,937	Carnival plc	379,405
56,865	Cattles plc	404,459
12,478	GlaxoSmithKline plc	331,852
149,865	Hays plc	405,507
35,756	HBOS plc	707,036
24,800	HSBC Holdings plc	452,678
78,071	Kingfisher plc	358,661
51,521	Man Group plc	432,091
104,116	Old Mutual plc	326,346
44,604	Prudential plc	552,715
8,300	Reckitt Benckiser plc	343,843
51,900	Reuters Group plc	421,495
9,096	Royal Bank of Scotland Group plc	312,976
140,900	Signet Group plc	293,154
90,548	Smith & Nephew plc	830,059
63,262	Tesco plc	426,279
21,112	Vodafone Group plc	482,620

		10,361,744

	Total — Common Stocks (Cost $52,217,818)	57,377,289

Principal Amount
	Short-Term Investment - 1.5%

$856,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/29/2006 at 2.500%, to be repurchased at $856,178 on 10/2/2006, collateralized by $880,000 U.S. Treasury Note 4.000% due 6/15/2009 with a value of $876,445 (Cost $856,000)	856,000

	TOTAL INVESTMENTS - 99.6% (Cost $53,073,818)	58,233,289
	Other Assets and Liabilities (Net) — 0.4%	253,146

	NET ASSETS — 100.0%	$58,486,435

(a)	Non-income producing security.
(b)	Fair-valued security as of September 30, 2006 (see Notes to Portfolio of Investments, Note 1). As of September 30, 2006, this security represents $273,143, 0.5% of net assets.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At September 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $1,078,602, 1.8% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At September 30, 2006, sector diversification of the International Core Fund was as follows:

	% of Net Assets	Market Value
Financials	27.8%	$16,235,607
Consumer Discretionary	14.0%	8,200,048
Information Technology	11.5%	6,715,024
Energy	8.8%	5,167,371
Health Care	8.2%	4,812,961
Materials	7.7%	4,507,900
Industrials	7.7%	4,473,142
Consumer Staples	6.3%	3,703,943
Telecommunication Services	3.6%	2,083,822
Utilities	2.5%	1,477,471
Short-Term Investment	1.5%	856,000

Total Investments	99.6%	58,233,289
Other Assets and Liabilities (Net)	0.4%	253,146

Net Assets	100.0%	$58,486,435

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolios of Investments

September 30, 2006 (Unaudited)

Hansberger Institutional Series (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2006, the Trust was comprised of four separate active, diversified portfolios (each individually referred to as a “Fund” and collectively as the “Funds”). The International Value Fund and the Emerging Markets Fund, each a Fund of the Trust, commenced operations on December 30, 1996. The International Growth Fund, also a Fund of the Trust, commenced operations on June 23, 2003. The International Core Fund commenced operations on September 13, 2005. Each Fund offers two classes of shares – Institutional Class and Advisor Class, the latter of which commenced operations on September 13, 2005.

The International Value Fund seeks to achieve long-term capital growth through a policy of investing primarily in stocks and debt obligations of companies and governments domiciled outside of the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies organized or located outside of the United States. The International Core Fund seeks to achieve long-term capital growth through a policy of investing primarily in equity securities of companies domiciled outside of the United States.

The Funds’ investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds’ investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds’ investments and income generated by these investments, as well as the Funds’ ability to repatriate such amounts.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds’ portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset values for the Funds are determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees, although the actual calculations are done by others.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust’s fair valuation procedures, the Board of Trustees has delegated to the Adviser, subject to the Board of Trustees’ supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available or no longer represent the securities’ market value. The Adviser has established a Valuation Committee, which is responsible for complying with the Trust’s fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in the Adviser’s opinion, reflect market value. With respect to the fair valuation of equity securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market but before the Funds calculate their net asset values.

The Trust employs a fair value pricing service that utilizes a model which takes into account market activity after the close of foreign markets but before the Funds calculate the net asset values. As of September 30, 2006, a significant number of the Funds’ securities were fair valued utilizing this service pursuant to procedures approved by the Board of Trustees. In addition, as of September 30, 2006, a security in the International Value Fund and the International Core Fund, representing 0.9% and 0.5% of the market value of the Fund, respectively, was separately fair valued by the Valuation Committee, pursuant to procedures approved by the Board of Trustees.

2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in net realized and unrealized gain or loss on investment in securities.

3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund’s portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At September 30, 2006, the Funds had no outstanding forward currency exchange contracts.

4. Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

5. Federal Income Taxes: At September 30, 2006, cost and unrealized appreciation/ (depreciation) of the investments for each Fund for U.S. Federal income tax purposes (excluding certain adjustments made at the end of the Funds’ fiscal year end for tax purposes such as wash sales) were:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
International Value Fund	$215,207,954	$54,072,911	$(4,602,551)	$49,470,360
Emerging Markets Fund	234,252,509	64,600,307	(4,638,428)	59,961,879
International Growth Fund	451,171,184	40,446,328	(5,271,548)	35,174,780
International Core Fund	53,073,818	5,738,955	(579,484)	5,159,471

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger Institutional Series

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President and Chief Executive Officer

Date:	November 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President and Chief Executive Officer

Date:	November 24, 2006

By:	/s/ Thomas A. Christensen, Jr.
Thomas A. Christensen, Jr.
Chief Financial Officer

Date:	November 24, 2006